Results From Financial Transactions - Summary of Realized Gains and Losses on Financial Investment Comprise (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	€ 399	€ (92)	€ 431
Available-for-sale investments [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	368	(108)	411
Loans [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	€ 32	€ 16	€ 20